SUBSEQUENT EVENTS (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 22, 2022	Jul. 31, 2022	Apr. 30, 2022
INCOME TAXES
Stock Price	$ 0.0028
Exercise Price	$ 0.03
Expected Remaining Term	3 years
Volatility	234.00%
Payment Amount		125% of principal amount plus accrued interest	125% of principal amount plus accrued interest
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%